Property, plant and equipment (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Property, plant and equipment
Beginning balance	[1]	$ 628	$ 636
Ending balance		445	628	[1]
Cost
Property, plant and equipment
Beginning balance		1,477	1,538
Exchange differences		143	(86)
Additions		204	219
Disposals		(737)	(215)
Acquisition of companies and businesses		3	9
Hyperflationary adjustment		2	2
Reclassification from IFRS 16 ROU assets		23	10
Ending balance		1,115	1,477
Accumulated amortisation/depreciation and impairment
Property, plant and equipment
Beginning balance		(849)	(902)
Exchange differences		(87)	52
Disposals		434	205
Hyperflationary adjustment		(1)
Depreciation charge		(167)	(204)
Ending balance		(670)	(849)
Accumulated amortisation/depreciation and impairment | Discontinued operations
Property, plant and equipment
Depreciation charge		(32)	(75)
Land and buildings
Property, plant and equipment
Beginning balance		96	99
Ending balance		47	96
Land and buildings | Cost
Property, plant and equipment
Beginning balance		155	155
Exchange differences		15	(6)
Additions		11	9
Disposals		(96)	(5)
Acquisition of companies and businesses			1
Hyperflationary adjustment		1	1
Ending balance		86	155
Land and buildings | Accumulated amortisation/depreciation and impairment
Property, plant and equipment
Beginning balance		(59)	(56)
Exchange differences		(6)	(1)
Disposals		32	4
Depreciation charge		(6)	(6)
Ending balance		(39)	(59)
Service contract equipment
Property, plant and equipment
Beginning balance		314	312
Ending balance		207	314
Service contract equipment | Cost
Property, plant and equipment
Beginning balance		766	782
Exchange differences		84	(53)
Additions		145	161
Disposals		(414)	(125)
Acquisition of companies and businesses			1
Ending balance		581	766
Service contract equipment | Accumulated amortisation/depreciation and impairment
Property, plant and equipment
Beginning balance		(452)	(470)
Exchange differences		(50)	34
Disposals		235	123
Depreciation charge		(107)	(139)
Ending balance		(374)	(452)
Other plant and equipment
Property, plant and equipment
Beginning balance		78	80
Ending balance		35	78
Other plant and equipment | Cost
Property, plant and equipment
Beginning balance		258	275
Exchange differences		28	(16)
Additions		17	18
Disposals		(192)	(20)
Acquisition of companies and businesses		1	1
Ending balance		112	258
Other plant and equipment | Accumulated amortisation/depreciation and impairment
Property, plant and equipment
Beginning balance		(180)	(195)
Exchange differences		(21)	13
Disposals		137	20
Depreciation charge		(13)	(18)
Ending balance		(77)	(180)
Vehicles and office equipment
Property, plant and equipment
Beginning balance		140	145
Ending balance		156	140
Vehicles and office equipment | Cost
Property, plant and equipment
Beginning balance		298	326
Exchange differences		16	(11)
Additions		31	31
Disposals		(35)	(65)
Acquisition of companies and businesses		2	6
Hyperflationary adjustment		1	1
Reclassification from IFRS 16 ROU assets		23	10
Ending balance		336	298
Vehicles and office equipment | Accumulated amortisation/depreciation and impairment
Property, plant and equipment
Beginning balance		(158)	(181)
Exchange differences		(10)	6
Disposals		30	58
Hyperflationary adjustment		(1)
Depreciation charge		(41)	(41)
Ending balance		$ (180)	$ (158)

[1]	Refer to foreign currency translation in material accounting policies section.